2005 Market Street
Philadelphia, PA 19103-7094

Delaware Investments
_____________________________
A member of Lincoln Financial Group

1933 Act Rule 497(j)
File No. 33-67490
1940 Act File No. 811-7972

January 6, 2003

Filed via EDGAR (CIK #0000910682)
__________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  File No. 33-67490
     DELAWARE GROUP ADVISER FUNDS
     DELAWARE DIVERSIFIED INCOME FUND
     DELAWARE U.S. GROWTH FUND
     _____________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 20, the most recent Post-Effective Amendment of Delaware Group Adviser Funds. Post-Effective Amendment No. 20 was filed electronically with the Commission on December 31, 2002 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ David F. Connor
___________________________
David F. Connor
Vice President/
Deputy General Counsel/
Assistant Secretary